Changes in liabilities arising from financing activities - Summary of changes in liabilties arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in liabilities arising from financing activities [table]
Opening balance	€ 99,208	€ 136,622
Additions	88,276	67,472
Redemptions /Disposals	(78,900)	(102,270)
Non cash changes (Amortisation)	42	92
Other changes	43	(6)
Changes in unrealised revaluations	(2,336)	1,277
Foreign exchange movement	3,386	(3,980)
Closing balance	109,719	99,208
Debt securities in issue [member]
Changes in liabilities arising from financing activities [table]
Opening balance	82,065	118,528
Additions	85,113	65,308
Redemptions /Disposals	(76,150)	(99,212)
Non cash changes (Amortisation)	1	68
Other changes	(92)	(105)
Changes in unrealised revaluations	(1,923)	880
Foreign exchange movement	2,771	(3,403)
Closing balance	91,784	82,065
Subordinated loans [member]
Changes in liabilities arising from financing activities [table]
Opening balance	15,805	16,588
Additions	3,163	2,165
Redemptions /Disposals	(2,449)	(2,786)
Non cash changes (Amortisation)	27	5
Other changes	(26)	(20)
Changes in unrealised revaluations	(414)	397
Foreign exchange movement	609	(545)
Closing balance	16,715	15,805
Lease liabilities [member]
Changes in liabilities arising from financing activities [table]
Opening balance	1,339	1,507
Redemptions /Disposals	(301)	(273)
Non cash changes (Amortisation)	14	18
Other changes	161	118
Foreign exchange movement	6	(31)
Closing balance	€ 1,220	€ 1,339